Schedule of investments
Delaware Extended Duration Bond Fund	April 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $42.63, maturity date 5/15/26	680,000	$ 554,880
Total Convertible Bond (cost $590,862)		554,880

Corporate Bonds — 89.90%
Banking — 8.45%
Bank of America
2.676% 6/19/41 μ	5,675,000	4,032,624
5.288% 4/25/34 μ	3,880,000	3,909,021

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	2,600,000	2,538,250
Credit Suisse
1.00% 5/5/23	1,250,000	1,247,656
7.95% 1/9/25	2,475,000	2,522,050
JPMorgan Chase & Co.
3.109% 4/22/51 μ	8,795,000	6,266,893
4.912% 7/25/33 μ	995,000	990,194
Morgan Stanley
2.484% 9/16/36 μ	455,000	350,005
2.802% 1/25/52 μ	7,065,000	4,724,506
5.25% 4/21/34 μ	2,610,000	2,640,731
6.342% 10/18/33 μ	1,275,000	1,387,227

Truist Financial 4.95% 9/1/25 μ, ψ	3,440,000	3,240,824
		33,849,981
Basic Industry — 2.47%
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,125,137
Nutrien 5.80% 3/27/53	745,000	774,560
Packaging Corp. of America
3.05% 10/1/51	2,915,000	1,972,788
4.05% 12/15/49	2,200,000	1,800,033

Rio Tinto Finance USA 5.125% 3/9/53	2,550,000	2,630,759
Sherwin-Williams 2.90% 3/15/52	2,415,000	1,581,568
		9,884,845
Brokerage — 0.52%
Jefferies Financial Group 6.50% 1/20/43	1,985,000	2,074,912
		2,074,912
Capital Goods — 5.17%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	1,048,130
Boeing 3.75% 2/1/50	2,220,000	1,670,102
Northrop Grumman 4.95% 3/15/53	5,060,000	5,005,427
NQ-NP [4/23] 6/23 (2965231)    1

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	$ 1,185,150
Parker-Hannifin 4.00% 6/14/49	2,780,000	2,338,122
Raytheon Technologies 5.375% 2/27/53	3,000,000	3,157,380
Rockwell Automation 2.80% 8/15/61	1,585,000	1,052,677
Waste Connections 2.95% 1/15/52	7,590,000	5,262,066
		20,719,054
Communications — 10.49%
Altice France 144A 5.125% 1/15/29 #	1,425,000	1,054,398
AT&T 3.50% 9/15/53	10,925,000	7,843,094
CCO Holdings
144A 4.75% 2/1/32 #	1,460,000	1,209,743
144A 6.375% 9/1/29 #	675,000	642,100

Cellnex Finance 144A 3.875% 7/7/41 #	1,221,000	909,332
Charter Communications Operating 3.85% 4/1/61	4,745,000	2,908,988
Comcast 2.80% 1/15/51	7,315,000	4,946,277
Crown Castle 2.90% 4/1/41	6,430,000	4,600,349
CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	1,564,454
Directv Financing 144A 5.875% 8/15/27 #	1,400,000	1,230,138
Discovery Communications 4.00% 9/15/55	4,283,000	2,819,176
Time Warner Cable 7.30% 7/1/38	2,360,000	2,447,837
T-Mobile USA 3.00% 2/15/41	6,080,000	4,522,782
Verizon Communications 2.875% 11/20/50	5,225,000	3,471,771
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,135,000	1,043,191
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	798,016
		42,011,646
Consumer Cyclical — 3.05%
ADT Security 144A 4.875% 7/15/32 #	1,365,000	1,182,725
Amazon.com 2.50% 6/3/50	5,715,000	3,865,451
Aptiv 3.10% 12/1/51	3,744,000	2,380,639
General Motors 5.40% 4/1/48	1,165,000	998,602
Lowe's 2.80% 9/15/41	5,360,000	3,803,119
		12,230,536
Consumer Non-Cyclical — 12.31%
AbbVie 4.25% 11/21/49	4,400,000	3,860,237
Amgen 5.65% 3/2/53	6,130,000	6,355,396
Anheuser-Busch InBev Worldwide 4.60% 4/15/48	4,335,000	4,160,448
Baxter International 3.132% 12/1/51	6,225,000	4,120,067
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,126,471
2    NQ-NP [4/23] 6/23 (2965231)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
2.70% 8/21/40	4,166,000	$ 2,988,717
4.78% 3/25/38	2,585,000	2,470,243

Eli Lilly & Co. 4.875% 2/27/53	745,000	779,350
HCA 3.50% 7/15/51	2,891,000	2,019,665
JBS USA LUX 144A 4.375% 2/2/52 #	2,580,000	1,828,722
Merck & Co. 2.75% 12/10/51	8,650,000	6,139,960
Nestle Holdings 144A 2.625% 9/14/51 #	3,365,000	2,385,623
Royalty Pharma 3.35% 9/2/51	9,283,000	6,114,977
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	3,091,692
US Foods 144A 4.75% 2/15/29 #	2,000,000	1,862,185
		49,303,753
Electric — 14.50%
AEP Transmission 5.40% 3/15/53	425,000	448,517
Arizona Public Service
4.20% 8/15/48	2,720,000	2,225,043
4.25% 3/1/49	2,324,000	1,901,337

Baltimore Gas and Electric 4.55% 6/1/52	2,540,000	2,350,414
Berkshire Hathaway Energy 2.85% 5/15/51	1,048,000	725,817
CenterPoint Energy Houston Electric 5.30% 4/1/53	1,310,000	1,373,703
Commonwealth Edison 2.75% 9/1/51	4,745,000	3,208,426
Duke Energy 5.00% 8/15/52	2,490,000	2,338,966
Duke Energy Carolinas 5.35% 1/15/53	4,215,000	4,431,089
Edison International 8.125% 6/15/53 μ	1,960,000	2,021,250
Entergy Arkansas 3.35% 6/15/52	550,000	410,444
Evergy Kansas Central 3.25% 9/1/49	1,117,000	816,824
Exelon 5.60% 3/15/53	795,000	819,323
Florida Power & Light Co. 2.875% 12/4/51	1,820,000	1,301,226
NextEra Energy Capital Holdings 3.00% 1/15/52	6,085,000	4,178,520
NSTAR Electric 4.95% 9/15/52	2,635,000	2,628,309
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,492,771
144A 4.50% 4/1/47 #	3,380,000	2,887,382
5.05% 10/1/48	1,295,000	1,190,384
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	774,917
4.60% 6/15/43	1,500,000	1,179,553

PacifiCorp 2.90% 6/15/52	6,055,000	4,233,287
Public Service Co. of Oklahoma 3.15% 8/15/51	1,680,000	1,157,665
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	898,910
NQ-NP [4/23] 6/23 (2965231)    3

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
3.45% 2/1/52	1,700,000	$ 1,259,827
3.65% 2/1/50	1,125,000	877,412
4.125% 3/1/48	3,315,000	2,822,004

Southwestern Electric Power 3.25% 11/1/51	3,535,000	2,464,162
Tampa Electric 3.45% 3/15/51	4,087,000	3,031,418
Virginia Electric and Power 2.95% 11/15/51	2,420,000	1,668,572
		58,117,472
Energy — 12.03%
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,400,000	2,212,572
BP Capital Markets America 2.939% 6/4/51	6,320,000	4,445,419
Diamondback Energy
4.25% 3/15/52	1,275,000	1,008,089
4.40% 3/24/51	5,690,000	4,640,045

Enbridge 5.75% 7/15/80 μ	1,840,000	1,687,486
Energy Transfer
5.00% 5/15/50	2,500,000	2,125,183
6.25% 4/15/49	780,000	774,966
6.50% 11/15/26 μ, ψ	2,197,000	1,949,838
Enterprise Products Operating
3.20% 2/15/52	3,648,000	2,575,189
3.30% 2/15/53	4,175,000	3,012,807

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,491,265	1,226,447
Kinder Morgan
3.25% 8/1/50	5,860,000	3,854,900
5.45% 8/1/52	1,405,000	1,298,713

MPLX 5.65% 3/1/53	585,000	560,792
Northern Natural Gas 144A 3.40% 10/16/51 #	4,505,000	3,252,514
NuStar Logistics 6.375% 10/1/30	2,000,000	1,928,130
Shell International Finance 3.00% 11/26/51	6,620,000	4,802,234
Targa Resources 6.50% 2/15/53	3,015,000	3,084,368
Williams 3.50% 10/15/51	5,285,000	3,774,209
		48,213,901
Finance Companies — 1.10%
AerCap Holdings 5.875% 10/10/79 μ	260,000	241,542
AerCap Ireland Capital DAC 3.40% 10/29/33	3,945,000	3,174,380
Air Lease 4.125% 12/15/26 μ, ψ	1,470,000	982,951
		4,398,873
4    NQ-NP [4/23] 6/23 (2965231)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 8.83%
Aon 2.90% 8/23/51	5,477,000	$ 3,625,486
Arthur J Gallagher & Co. 3.50% 5/20/51	4,805,000	3,524,953
Athene Holding
3.45% 5/15/52	1,215,000	739,450
3.95% 5/25/51	945,000	640,738
Brighthouse Financial
3.85% 12/22/51	811,000	505,345
4.70% 6/22/47	1,449,000	1,096,125

Chubb INA Holdings 2.85% 12/15/51	2,255,000	1,593,329
Elevance Health
4.55% 5/15/52	3,920,000	3,562,304
6.10% 10/15/52	1,470,000	1,642,028

Global Atlantic 144A 4.70% 10/15/51 #, μ	1,980,000	1,584,829
Hartford Financial Services Group 2.90% 9/15/51	5,520,000	3,658,656
Marsh & McLennan 5.45% 3/15/53	4,230,000	4,411,129
MetLife 5.00% 7/15/52	4,400,000	4,200,089
Old Republic International 3.85% 6/11/51	1,565,000	1,148,809
UnitedHealth Group 5.05% 4/15/53	3,380,000	3,436,288
		35,369,558
Natural Gas — 4.17%
Atmos Energy 2.85% 2/15/52	2,825,000	1,940,667
Piedmont Natural Gas 3.64% 11/1/46	4,035,000	3,018,821
Sempra Energy
4.125% 4/1/52 μ	510,000	413,925
4.875% 10/15/25 μ, ψ	1,320,000	1,244,578

Southern California Gas 4.30% 1/15/49	4,500,000	3,972,171
Southwest Gas
3.80% 9/29/46	2,150,000	1,641,589
4.15% 6/1/49	2,430,000	1,968,553

Spire Missouri 3.30% 6/1/51	3,440,000	2,508,111
		16,708,415
Technology — 4.13%
Alphabet 2.05% 8/15/50	8,405,000	5,362,349
Apple 2.70% 8/5/51	2,780,000	1,970,145
Broadcom 144A 3.137% 11/15/35 #	3,330,000	2,580,274
Entegris Escrow 144A 5.95% 6/15/30 #	1,300,000	1,237,044
Oracle 5.55% 2/6/53	5,605,000	5,392,000
		16,541,812
NQ-NP [4/23] 6/23 (2965231)    5

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 2.08%
American Airlines 144A 5.50% 4/20/26 #	1,945,000	$ 1,912,215
Burlington Northern Santa Fe 2.875% 6/15/52	2,825,000	1,990,341
Canadian Pacific Railway 3.10% 12/2/51	2,675,000	1,920,766
DAE Funding 144A 3.375% 3/20/28 #	415,000	381,165
ERAC USA Finance 144A 5.40% 5/1/53 #	820,000	826,974
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,317,500	1,316,973
		8,348,434
Utilities — 0.60%
Essential Utilities 4.276% 5/1/49	2,876,000	2,419,963
		2,419,963
Total Corporate Bonds (cost $423,169,507)		360,193,155

Municipal Bonds — 2.14%
Commonwealth of Puerto Rico
(Restructured)
Series A 2.993% 7/1/24 ^	22,980	21,778
Series A-1 4.00% 7/1/35	50,160	44,990
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	1,254,156	1,044,085
Long Island, New York Power Authority Electric System Revenue
Series B 5.85% 5/1/41	3,600,000	3,831,048
Metropolitan Transportation Authority Revenue
Series A-2 6.089% 11/15/40	3,205,000	3,616,779
Total Municipal Bonds (cost $8,088,440)		8,558,680

Loan Agreements — 0.66%
Applied Systems 9.398% (SOFR03M + 4.50%) 9/18/26 •	1,182,244	1,185,938
Prime Security Services Borrower Tranche B-1 7.608% (LIBOR01M + 2.75%) 9/23/26 •	243,396	243,333
Reynolds Group Holdings Tranche B-2 8.347% (SOFR01M + 3.25%) 2/5/26 •	1,223,038	1,221,728
Total Loan Agreements (cost $2,650,815)		2,650,999

US Treasury Obligation — 2.09%
US Treasury Bonds 3.625% 2/15/53	8,445,000	8,375,725
Total US Treasury Obligation (cost $8,248,585)		8,375,725
6    NQ-NP [4/23] 6/23 (2965231)

(Unaudited)
	Number of shares	Value (US $)
Convertible Preferred Stock — 0.91%
Bank of America 7.25% exercise price $50.00 ω	1,360	$ 1,610,145
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	691,618
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	1,597	1,357,450
Total Convertible Preferred Stock (cost $4,194,315)		3,659,213

Short-Term Investments — 2.23%
Money Market Mutual Funds — 2.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.75%)	2,238,466	2,238,466
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.73%)	2,238,465	2,238,465
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.87%)	2,238,465	2,238,465
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	2,238,466	2,238,466
Total Short-Term Investments (cost $8,953,862)		8,953,862
Total Value of Securities—98.07% (cost $455,896,386)		392,946,514

Receivables and Other Assets Net of Liabilities—1.93%		7,733,787
Net Assets Applicable to 27,205,077 Shares Outstanding—100.00%		$400,680,301
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of Rule 144A securities was $37,401,332, which represents 9.33% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
NQ-NP [4/23] 6/23 (2965231)    7

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR06M – ICE LIBOR USD 6 Month
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
8    NQ-NP [4/23] 6/23 (2965231)